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                                                            [ZURICH KEMPER LOGO]
                                                             ZURICH
                                                             KEMPER







KEMPER
ADVANTAGE III
     VARIABLE ANNUITY

                            1999 SEMI-ANNUAL REPORT


Includes Semi-Annual Reports for:

-Kemper Variable Series                               -Scudder Variable Life Investment Fund

-Janus Aspen Series                                   -The Dreyfus Socially Responsible Growth Fund, Inc.

-Lexington Natural Resources Trust                    -J.P. Morgan Series Trust II

-Lexington Emerging Markets Fund                      -The Alger American Fund

-Fidelity Variable Insurance Products Fund            -American Century Variable Portfolios, Inc.

-Fidelity Variable Insurance Products Fund II
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[ZURICH KEMPER LOGO]
ZURICH
KEMPER







KEMPER ADVANTAGE III
A Flexible Payment Fixed and Variable Annuity from
Kemper Investors Life Insurance Company
1 Kemper Drive, Long Grove, IL  60049



Issued by Kemper Investors Life Insurance Co.
Securities distributed by Investors Brokerage Services, Inc.

ADV3-SAN99  (8/99)